Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ (116)	$ 842	$ (1,218)	$ (8,673)
Effective Portion Reclassified from AOCI	0	0	0	0
Ineffective Portion	(8)	(130)	(755)	(1,044)
Interest expense
Derivative [Line Items]
Effective Portion Recognized in AOCI	(116)	842	(1,218)	(8,673)
Effective Portion Reclassified from AOCI	0	0	0	0
Ineffective Portion	$ (8)	$ (130)	$ (755)	$ (1,044)